Combined and Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities:
Net income	$ 87,500,000	$ 124,200,000	$ 82,800,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	54,300,000	46,600,000	46,400,000
Deferred income tax expense	10,500,000	1,800,000	23,300,000
Loss on extinguishment/modification of debt	15,400,000	0	0
Changes in working capital pertaining to operating activities:
Receivables	(10,100,000)	(24,000,000)	(2,300,000)
Receivables from affiliate, net	3,300,000	(6,400,000)	0
Inventories	(9,400,000)	14,700,000	8,100,000
Accounts payable	(18,400,000)	22,600,000	(37,600,000)
Accrued liabilities	(13,300,000)	(23,800,000)	8,700,000
Interest payable	7,700,000	4,600,000	0
Other	(1,000,000)	5,500,000	900,000
Net cash provided by operating activities	126,500,000	165,800,000	130,300,000
Cash Flows from Investing Activities:
Capital expenditures	(67,600,000)	(46,200,000)	(22,800,000)
Acquisitions of business, net of cash acquired	0	(113,300,000)	0
Net cash used in investing activities	(67,600,000)	(159,500,000)	(22,800,000)
Cash Flows from Financing Activities:
Proceeds from issuance of common units, net of offering costs	90,500,000	231,800,000	0
Proceeds from issuance of long-term debt	268,100,000	150,000,000	0
Repayment of long-term debt	(276,300,000)	(225,000,000)	0
Debt issuance costs	(5,800,000)	(6,800,000)	0
Proceeds from revolving credit facility	40,000,000	40,000,000	0
Repayment of revolving credit facility	(80,000,000)	0	0
Distributions to unitholders (public and parent)	(74,700,000)	(37,200,000)	0
Distributions to noncontrolling interest (SunCoke Energy, Inc.)	(20,900,000)	(82,900,000)	0
Capital contribution from SunCoke Energy Partners GP LLC	300,000	900,000	0
Net cash (used in) provided by financing activities	(71,900,000)	40,000,000	(107,500,000)
Net (decrease) increase in cash and cash equivalents	(13,000,000)	46,300,000	0
Cash and cash equivalents at beginning of year	46,300,000	0	0
Cash and cash equivalents at end of year	33,300,000	46,300,000	0
Predecessor
Cash Flows from Operating Activities:
Net income			82,800,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense			46,400,000
Cash Flows from Financing Activities:
Net transfers to parent	(13,100,000)	(30,800,000)	(107,500,000)
Cash and cash equivalents at beginning of year		0
Cash and cash equivalents at end of year			$ 0